DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Apr. 30, 2012
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Current Fiscal Year End Date	--04-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	pltyf
Entity Common Stock, Shares Outstanding	14,352,903
Document Type	20-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 38,994,183